STATEMENT OF CASH FLOWS	12 Months Ended
Dec. 31, 2020
STATEMENT OF CASH FLOWS [Abstract]
STATEMENT OF CASH FLOWS

NOTE 35 - STATEMENT OF CASH FLOWS

(a)	The Company has carried out non-monetary transactions mainly related to financial lease and lease liabilities, which are described in Note 19 Other financial liabilities.

(b)	Other inflows (outflows) of cash:

	For the year ended December 31,
	2020	2019	2018
	ThUS$	ThUS$	ThUS$
Delta Air Lines Inc. compensation (1)	62,000	350,000	-
Fuel hedge	(46,579)	(9,966)	77,234
Hedging margin guarantees	14,962	(21,200)	1,573
Currency hedge	-	-	(1,282)
Tax paid on bank transaction	(1,261)	(11,369)	318
Fuel derivatives premiums	(3,949)	(17,102)	(13,947)
Bank commissions, taxes paid and other	(5,828)	(20,627)	(8,179)
Guarantees	(44,279)	(5,474)	14,755
Court deposits	38,527	(22,976)	(30,860)
Total Other inflows (outflows) Operation flow	13,593	241,286	39,612
Tax paid on bank transaction	(2,192)	(2,249)	(2,476)
Total Other inflows (outflows) Investment flow	(2,192)	(2,249)	(2,476)
Settlement of derivative contracts	(107,788)	(2,976)	(11,675)
Aircraft Financing advances	-	(55,728)	55,728
Total Other inflows (outflows) Financing flow	(107,788)	(58,704)	44,053

(c)	Dividends:

	For the period ended December 31,
	2020	2019	2018
	ThUS$	ThUS$	ThUS$
Latam Airlines Group S.A.	-	(54,580)	(46,591)
Multiplus S.A. (*)	-	-	(26,029)
Latam Airlines Perú S.A. (*)	(571)	(536)	-
Total dividends paid	(571)	(55,116)	(72,620)

(*)	Dividends paid to minority shareholders

(d)	Reconciliation of liabilities arising from financing activities:

		Cash flows			Non cash-Flow Movements
	As of December 31,	Obtainment	Payment		Interest accrued		As of December 31,
Obligations with financial institutions	2019	Capital	Capital	Interest	and others (*)	Reclassifications	2020
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Loans to exporters	341,475	165,000	(359,000)	(4,140)	8,366	-	151,701
Bank loans	217,255	265,627	(4,870)	(2,397)	49,658	-	525,273
Guaranteed obligations	2,157,327	192,972	(48,576)	(21,163)	(823,984)	(137,720)	1,318,856
Other guaranteed obligations	580,432	1,361,881	(42,721)	(27,744)	67,268	-	1,939,116
Obligation with the public	2,064,934	-	(774)	(55,613)	174,860	-	2,183,407
Financial leases	1,730,843	-	(236,744)	(52,155)	34,837	137,720	1,614,501
Other loans	101,261	-	(101,026)	(1,151)	916	-	-
Lease liability	3,172,157	-	(122,063)	(46,055)	116,967	-	3,121,006
Total Obligations with financial institutions	10,365,684	1,985,480	(915,774)	(210,418)	(371,112)	-	10,853,860

		Cash flows			Non cash-Flow Movements
Obligations with	As of December 31,	Obtainment	Payment		Interest accrued		As of December 31,
financial institutions	2018	Capital	Capital	Interest	and others	Reclassifications	2019
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Loans to exporters	400,721	93,000	(145,505)	(12,934)	6,193	-	341,475
Bank loans	222,741	164,095	(165,549)	(11,352)	7,320	-	217,255
Guaranteed obligations	2,534,021	607,797	(282,721)	(93,335)	93,286	(701,721)	2,157,327
Other guaranteed obligations	673,452	-	(92,549)	(28,417)	27,946	-	580,432
Obligation with the public	1,553,079	1,009,836	(487,086)	(144,932)	134,037	-	2,064,934
Financial leases	1,624,854	-	(591,861)	(72,311)	68,440	701,721	1,730,843
Other loans	252,858	27,864	(178,777)	(9,648)	8,964	-	101,261
Lease liability	2,858,049	-	(398,992)	(177,948)	891,048	-	3,172,157
Total Obligations with financial institutions	10,119,775	1,902,592	(2,343,040)	(550,877)	1,237,234	-	10,365,684

(*)	Accrued interest and others, includes ThUS$ (891,407), associated with the rejection of fleet contracts. This amount includes ThUS$ (886,895) of Other secured obligations and ThUS$ (4,512) of financial leases.

(e)	Advances of aircraft

Below are the cash flows associated with aircraft purchases, which are included in the statement of consolidated cash flow, in the item Purchases of properties, plants and equipment:

	For the year ended December 31,
	2020	2019
	ThUS$	ThUS$

Increases (payments)	(31,803)	(86,288)
Recoveries	8,157	349,702
Total cash flows	(23,646)	263,414

(f)	Additions of property, plant and equipment and Intangibles

	For the year ended At December 31,
	2020	2019	2018
	ThUS$	ThUS$	ThUS$
Net cash flows from
Purchases of property, plant and equipment	324,264	1,276,621	660,707
Additions associated with maintenance	173,740	453,827	375,634
Other additions	150,524	822,794	285,073
Purchases of intangible assets	75,433	140,173	96,206
Other additions	75,433	140,173	96,206

(g)	The net effect of the application of hyperinflation in the consolidated cash flow statement for the periods ended December 31 corresponds to:

	For the year ended December 31,
	2020	2019
	ThUS$	ThUS$

Net cash flows from (used in) operating activities	18,347	118,797
Net cash flows from (used in) investment activities	(13,872)	64,516
Net cash flows from (used in) financing activities	-	(56,866)
Effects of variation in the exchange rate on cash and cash equivalents	(4,475)	(126,447)
Net increase (decrease) in cash and cash equivalents	-	-